Geographic and Significant Customer Information	6 Months Ended
Jun. 30, 2026
Geographic and Significant Customer Information [Abstract]
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

NOTE 9 - GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

The Company has identified a single reportable operating segment that designs, develops, manufactures and markets cryoablation medical devices. The chief operating decision maker (“CODM”) assesses the performance of the Company and decides how to allocate resources based upon consolidated net comprehensive loss, as reported in the consolidated statements of comprehensive loss. The measure of segment assets that is reviewed by the CODM is consolidated total assets, as reported in the consolidated balance sheet. Significant expense categories provided to the CODM are those presented in the consolidated statements of comprehensive loss and in Notes 5-8.

The following table sets forth reporting revenue information by geographic region:

	Six months ended June 30,	Six months ended June 30,
	2026	2025
United States	608	371
Poland	229	27
Spain	50	187
Italy	122	175
Israel	4	10
Other[1]	805	480
	1,818	1,250

The following table sets forth reporting property and equipment information by geographic region:

	As of June 30,	As of December 31,
	2026	2025
Israel	768	821
United States	146	171
	914	993

The following table is a summary of customer concentrations as a percentage of revenue:

	Six months ended June 30,	Six months ended June 30,
	2026	2025
Customer A	13%	*
Customer B	*	15%
Customer C	*	14%
Customer D	*	*

*	Lower Than 10%
[1]	No country included in Others represented more than 10% of consolidated revenues.